COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Comprehensive Income [Abstract]
Net income	$ 444	$ 740
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	(800)	(173)
Unrealized Gain (loss) on derivative financial instruments, net	208	(10)
Unrealized Gain from available-for-sale securities, net	11	21
Unrealized Gain on defined benefit plans	3	6
Total Other Comprehensive Loss	(578)	(156)
Total comprehensive (loss) income	(134)	584
Comprehensive loss attributable to the non-controlling interests	1	3
Comprehensive income (Loss) attributable to Teva	$ (133)	$ 587